Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Components of Deferred Tax Assets [Abstract]
Accounts receivable		$ 31
Accrued expenses	$ 5,921	9,535
Inventory	295	243
Investment in partnership	2,393	8,696
Net operating losses	1,285	2,627
Operating lease liabilities	657	1,121
Tax credits	6,486	3,249
Share compensation	1,816	1,399
Intangible assets	19,082
Other	3,327	1,685
Less: valuation allowance	27,811	21,216
Components of Deferred Tax Liabilities [Abstract]
Prepaid expenses	(658)	(689)
Property plant & equipment	(3,261)	(3,252)
Operating lease assets	(9,254)	(3,814)
Other	(623)	(1,115)
Total deferred income taxes	$ 345	1,500
Vertical/Trigen Holdings, LLC [Member]
Components of Deferred Tax Liabilities [Abstract]
Ownership by parent (as a percent)	100.00%
Vertical/Trigen
Components of Deferred Tax Liabilities [Abstract]
Total deferred income taxes		$ 4,600
Deferred Tax Assets, Net	$ 14,900